Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) term_loan vessel	Dec. 31, 2017 USD ($) vessel
Debt Instrument [Line Items]
Carrying amount of long-term debt | $	$ 3,363,127	$ 3,449,611
Interest at a weighted-average fixed rate	5.10%	4.30%
Secured debt
Debt Instrument [Line Items]
Number of debt instruments	11
Carrying amount of long-term debt | $	$ 1,500,000	$ 1,400,000
Number of term loans which have balloon or bullet repayments	9
Number of vessels | vessel	24	22
Secured debt | Remaining Term Loans | Fixed Rate
Debt Instrument [Line Items]
Number of debt instruments	2
Secured debt | Remaining Term Loans | Three-month LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.30%
Debt term (in years)	3 months
Secured debt | Remaining Term Loans | Three-month LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.50%
Debt term (in years)	6 months
Secured debt | Term Loan One
Debt Instrument [Line Items]
Debt interest rate	4.41%
Secured debt | Term Loan One | Fixed Rate
Debt Instrument [Line Items]
Number of debt instruments	1
Secured debt | Term Loan Two
Debt Instrument [Line Items]
Debt interest rate	5.37%